Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, at cost	$ 12,082	$ 12,213
Less: Accumulated depreciation and impairment	(11,747)	(11,812)
Less: Impairment loss	(335)
Property, plant and equipment, net		401
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, at cost	11,036	11,149
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, at cost	79	79
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, at cost	816	822
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, at cost	$ 151	$ 163